PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Reconciliation of Defined Benefit Obligation, Plan Assets and Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Past service cost - Plan amendments	$ (15)	$ 0	$ 832
Actuarial (gain) loss			(832)
Return on plan assets greater/(less) than discount rate	82	799
Recognized liabilities				$ (6,982)	$ (7,630)
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,047
Current service cost	136	125	112
Interest cost (income)	94	106	108
Past service cost - Plan amendments	25	14	(80)
Settlements	2		(6)
Balance at end of the period	3,022	3,047
Present value of the wholly or partly funded obligation				(8,537)	(9,352)
Fair value of plan assets				6,877	7,822
Net present value of the wholly or partly funded obligation				(1,660)	(1,530)
Present value of the unfunded obligation				(1,335)	(1,483)
Prepaid due to unrecoverable surpluses	(27)	(34)	(34)	(27)	(34)
Net amount recognized	(3,022)	(3,047)		(3,022)	(3,047)
Net assets related to funded obligations				12	20
Recognized liabilities				(3,034)	(3,067)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(34)	(34)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	6	2
Exchange rates changes	2	(1)
Unrecoverable surplus at end of the period	(27)	(34)	(34)
Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	10,835	10,054
Current service cost	136	125
Interest cost (income)	360	397
Past service cost - Plan amendments	25	14
Plan participants’ contribution	3	3
Settlements	(76)
Actuarial (gain) loss	(290)	323
Demographic assumptions	20	(131)
Financial assumptions	(311)	418
Experience adjustment	1	36
Benefits paid	(671)	(656)
Termination benefits	6
Foreign currency exchange rate differences and other movements	(456)	575
Balance at end of the period	9,872	10,835	10,054
Net amount recognized	(9,872)	(10,054)	(10,054)	(9,872)	(10,835)
Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(7,822)	(7,048)
Interest cost (income)	(267)	(292)
Plan participants’ contribution	(3)	(3)
Settlements	78
Benefits paid	550	545
Foreign currency exchange rate differences and other movements	405	(307)
Return on plan assets greater/(less) than discount rate	(333)	468
Employer contribution	151	249
Balance at end of the period	(6,877)	(7,822)	(7,048)
Net amount recognized	6,877	7,048	7,048	6,877	7,822
United States | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	515
Current service cost	31	32	31
Interest cost (income)	28	48	47
Past service cost - Plan amendments	25	0	12
Settlements	0		0
Balance at end of the period	590	515
Present value of the wholly or partly funded obligation				(3,238)	(3,477)
Fair value of plan assets				2,676	2,993
Net present value of the wholly or partly funded obligation				(562)	(484)
Present value of the unfunded obligation				(28)	(31)
Prepaid due to unrecoverable surpluses	0	0	0	0	0
Net amount recognized	(590)	(515)		(590)	(515)
Net assets related to funded obligations				0	0
Recognized liabilities				(590)	(515)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	0	0
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	0	0
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	0	0
United States | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,508	3,627
Current service cost	31	32
Interest cost (income)	120	142
Past service cost - Plan amendments	25	0
Plan participants’ contribution	0	0
Settlements	0
Actuarial (gain) loss	(159)	(28)
Demographic assumptions	9	(130)
Financial assumptions	(163)	154
Experience adjustment	(5)	(52)
Benefits paid	(259)	(265)
Termination benefits	0
Foreign currency exchange rate differences and other movements	0	0
Balance at end of the period	3,266	3,508	3,627
Net amount recognized	(3,266)	(3,627)	(3,627)	(3,266)	(3,508)
United States | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(2,993)	(2,768)
Interest cost (income)	(92)	(94)
Plan participants’ contribution	0	0
Settlements	0
Benefits paid	254	260
Foreign currency exchange rate differences and other movements	0	0
Return on plan assets greater/(less) than discount rate	(197)	274
Employer contribution	42	117
Balance at end of the period	(2,676)	(2,993)	(2,768)
Net amount recognized	2,676	2,768	2,768	2,676	2,993
Canada | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	337
Current service cost	25	26	25
Interest cost (income)	14	13	15
Past service cost - Plan amendments	0	13	4
Settlements	2		0
Balance at end of the period	358	337
Present value of the wholly or partly funded obligation				(2,988)	(3,463)
Fair value of plan assets				2,664	3,167
Net present value of the wholly or partly funded obligation				(324)	(296)
Present value of the unfunded obligation				(13)	(18)
Prepaid due to unrecoverable surpluses	(23)	(23)	(18)	(21)	(23)
Net amount recognized	(358)	(337)		(358)	(337)
Net assets related to funded obligations				9	17
Recognized liabilities				(367)	(354)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(23)	(18)
Interest cost on unrecoverable surplus	(1)	(1)
Change in unrecoverable surplus in excess of interest	2	(3)
Exchange rates changes	1	(1)
Unrecoverable surplus at end of the period	(21)	(23)	(18)
Canada | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	3,481	3,053
Current service cost	25	26
Interest cost (income)	110	119
Past service cost - Plan amendments	0	13
Plan participants’ contribution	1	1
Settlements	(61)
Actuarial (gain) loss	(72)	237
Demographic assumptions	1	1
Financial assumptions	(75)	188
Experience adjustment	2	48
Benefits paid	(203)	(197)
Termination benefits	0
Foreign currency exchange rate differences and other movements	(280)	229
Balance at end of the period	3,001	3,481	3,053
Net amount recognized	(3,001)	(3,053)	(3,053)	(3,001)	(3,481)
Canada | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(3,167)	(2,795)
Interest cost (income)	(97)	(107)
Plan participants’ contribution	(1)	(1)
Settlements	63
Benefits paid	203	196
Foreign currency exchange rate differences and other movements	252	(208)
Return on plan assets greater/(less) than discount rate	(142)	169
Employer contribution	59	83
Balance at end of the period	(2,664)	(3,167)	(2,795)
Net amount recognized	2,664	2,795	2,795	2,664	3,167
Brazil | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	46
Current service cost	3	4	2
Interest cost (income)	5	4	2
Past service cost - Plan amendments	0	0	0
Settlements	0		0
Balance at end of the period	72	46
Present value of the wholly or partly funded obligation				(723)	(765)
Fair value of plan assets				655	723
Net present value of the wholly or partly funded obligation				(68)	(42)
Present value of the unfunded obligation				(1)	(1)
Prepaid due to unrecoverable surpluses	(3)	(3)	(3)	(3)	(3)
Net amount recognized	(72)	(46)		(72)	(46)
Net assets related to funded obligations				0	0
Recognized liabilities				(72)	(46)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(3)	(3)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	(1)	0
Exchange rates changes	1	0
Unrecoverable surplus at end of the period	(3)	(3)	(3)
Brazil | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	766	704
Current service cost	3	4
Interest cost (income)	68	79
Past service cost - Plan amendments	0	0
Plan participants’ contribution	0	0
Settlements	0
Actuarial (gain) loss	50	40
Demographic assumptions	0	0
Financial assumptions	38	22
Experience adjustment	12	18
Benefits paid	(48)	(49)
Termination benefits	0
Foreign currency exchange rate differences and other movements	(115)	(12)
Balance at end of the period	724	766	704
Net amount recognized	(724)	(704)	(704)	(724)	(766)
Brazil | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(723)	(684)
Interest cost (income)	(63)	(75)
Plan participants’ contribution	0	0
Settlements	0
Benefits paid	48	49
Foreign currency exchange rate differences and other movements	109	11
Return on plan assets greater/(less) than discount rate	20	16
Employer contribution	6	8
Balance at end of the period	(655)	(723)	(684)
Net amount recognized	723	723	684	655	723
Europe | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,072
Current service cost	68	60	50
Interest cost (income)	27	31	35
Past service cost - Plan amendments	0	1	(96)
Settlements	0		0
Balance at end of the period	1,837	2,072
Present value of the wholly or partly funded obligation				(1,500)	(1,635)
Fair value of plan assets				882	924
Net present value of the wholly or partly funded obligation				(618)	(711)
Present value of the unfunded obligation				(1,216)	(1,355)
Prepaid due to unrecoverable surpluses	(6)	(6)	(4)	(3)	(6)
Net amount recognized	(1,837)	(2,072)		(1,837)	(2,072)
Net assets related to funded obligations				3	3
Recognized liabilities				(1,840)	(2,075)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(6)	(4)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	3	(2)
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	(3)	(6)	(4)
Europe | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	2,990	2,582
Current service cost	68	60
Interest cost (income)	42	46
Past service cost - Plan amendments	0	1
Plan participants’ contribution	2	2
Settlements	0
Actuarial (gain) loss	(104)	72
Demographic assumptions	10	(2)
Financial assumptions	(92)	54
Experience adjustment	(22)	20
Benefits paid	(144)	(130)
Termination benefits	6
Foreign currency exchange rate differences and other movements	(144)	357
Balance at end of the period	2,716	2,990	2,582
Net amount recognized	(2,716)	(2,582)	(2,582)	(2,716)	(2,990)
Europe | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(924)	(777)
Interest cost (income)	(15)	(15)
Plan participants’ contribution	(2)	(2)
Settlements	0
Benefits paid	45	37
Foreign currency exchange rate differences and other movements	43	(109)
Return on plan assets greater/(less) than discount rate	(15)	17
Employer contribution	44	41
Balance at end of the period	(882)	(924)	(777)
Net amount recognized	924	924	777	882	924
Other | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	77
Current service cost	9	3	4
Interest cost (income)	20	10	9
Past service cost - Plan amendments	0	0	0
Settlements	0		(6)
Balance at end of the period	165	77
Present value of the wholly or partly funded obligation				(88)	(12)
Fair value of plan assets				0	15
Net present value of the wholly or partly funded obligation				(88)	3
Present value of the unfunded obligation				(77)	(78)
Prepaid due to unrecoverable surpluses	0	(9)	(9)	0	(2)
Net amount recognized	(165)	(77)		(165)	(77)
Net assets related to funded obligations				0	0
Recognized liabilities				(165)	(77)
Surplus (deficit) in plan [abstract]
Unrecoverable surplus at beginning of period	(2)	(9)
Interest cost on unrecoverable surplus	0	0
Change in unrecoverable surplus in excess of interest	2	7
Exchange rates changes	0	0
Unrecoverable surplus at end of the period	0	(2)	(9)
Other | Defined benefit obligation | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	90	88
Current service cost	9	3
Interest cost (income)	20	11
Past service cost - Plan amendments	0	0
Plan participants’ contribution	0	0
Settlements	(15)
Actuarial (gain) loss	(5)	2
Demographic assumptions	0	0
Financial assumptions	(19)	0
Experience adjustment	14	2
Benefits paid	(17)	(15)
Termination benefits	0
Foreign currency exchange rate differences and other movements	83	1
Balance at end of the period	165	90	88
Net amount recognized	(165)	(88)	(88)	(165)	(90)
Other | Defined benefit obligation | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(15)	(24)
Interest cost (income)	0	(1)
Plan participants’ contribution	0	0
Settlements	15
Benefits paid	0	3
Foreign currency exchange rate differences and other movements	1	(1)
Return on plan assets greater/(less) than discount rate	1	(8)
Employer contribution	0	0
Balance at end of the period	0	(15)	(24)
Net amount recognized	$ 15	$ 15	$ 24	$ 0	$ 15